Administrative Expenses	Jan. 01, 2020
Statement [LineItems]
Administrative Expenses
37.	ADMINISTRATIVE EXPENSES

Description	12/31/2020	12/31/2019	12/31/2018
Maintenance, conservation and repair expenses	2,270,241	2,335,918	2,292,878
Armored truck, documentation and events	2,043,964	2,306,997	2,123,678
Taxes	1,854,458	2,063,455	2,323,989
Fees to directors and syndics	1,623,253	2,820,293	1,821,591
Electricity and communications	1,529,052	1,614,474	1,490,093
Security services	1,414,620	1,612,060	1,812,195
Software	1,067,755	1,112,284	1,057,475
Other fees	888,329	1,377,867	1,420,601
Advertising and publicity	431,890	643,902	759,994
Insurance	170,619	165,379	156,284
Representation, travel and transportation expenses	128,300	269,521	292,574
Stationery and office supplies	91,311	139,146	149,333
Leases	90,887	306,688	833,776
Hired administrative services	3,266	5,921	46,518
Other	931,926	653,116	745,140

	14,539,871	17,427,021	17,326,119